UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.09%
Accommodation - 0.09%
MGM Resorts International (a)	5,330	$48,023

Air Transportation - 0.88%
Pinnacle Airlines Corp. (a)	21,290	101,127
Southwest Airlines Co.	31,239	345,191
		446,318
Beverage and Tobacco Product Manufacturing - 3.21%
Pepsico, Inc.	25,348	1,626,835

Broadcasting (except Internet) - 0.75%
CBS Corp.	3,980	55,004
Discovery Communications, Inc. (a)	4,920	185,730
Gaylord Entertainment Co. (a)	5,239	137,052
		377,786
Building Material and Garden Equipment and Supplies Dealers - 2.84%
Home Depot, Inc.	32,250	896,872
Lowe's Cos, Inc.	26,740	542,822
		1,439,694
Chemical Manufacturing - 7.28%
Abbott Laboratories	23,160	1,142,715
Colgate-Palmolive Co.	6,731	497,017
Dendreon Corp. (a)	1,650	59,136
Green Plains Renewable Energy, Inc. (a)	11,324	105,313
Johnson & Johnson, Inc.	11,414	650,826
Praxair, Inc.	12,790	1,100,324
Viropharma, Inc. (a)	10,330	129,538
		3,684,869
Clothing and Clothing Accessories Stores - 0.67%
Delta Apparel, Inc. (a)	7,930	103,169
Dillard's, Inc.	5,396	118,011
Saks, Inc. (a)	15,250	120,322
		341,502
Computer and Electronic Product Manufacturing - 12.01%
Apple, Inc. (a)	7,745	1,884,901
Broadcom Corp.	12,050	361,138
EMC Corp. (a)	40,020	729,965
Hutchinson Technology, Inc. (a)	26,740	76,744
Illumina, Inc. (a)	2,190	93,929
NetApp, Inc. (a)	11,960	483,662
NVIDIA Corp. (a)	16,450	153,479
QUALCOMM, Inc.	25,400	973,074
SanDisk Corp. (a)	3,730	123,985
Sycamore Networks, Inc.	54,860	1,202,531
		6,083,408
Consumer Durables & Apparel - 0.22%
Brookfield Homes Corp. (a)	17,180	109,952

Couriers and Messengers - 2.06%
United Parcel Service, Inc.	16,380	1,045,044

Credit Intermediation and Related Activities - 4.57%
1st United Bancorp, Inc. (a)	15,730	92,964
American Express Co.	9,620	383,549
Center Financial Corp. (a)	22,480	104,082
Columbia Banking System, Inc.	6,338	112,880
Federal Agricultural Mortgage Corp.	8,250	90,173
First Financial Holdings, Inc.	10,110	91,394
Green Bankshares, Inc. (a)	9,060	61,155
MB Financial, Inc.	6,290	94,224
Nara Bancorp, Inc. (a)	13,742	82,040
NewStar Financial, Inc. (a)	18,216	122,229
Southwest Bancorp, Inc.	8,710	103,736
Susquehanna Bancshares, Inc.	13,900	109,949
Virginia Commerce Bancorp, Inc. (a)	18,530	102,286
Visa, Inc.	8,155	562,532
Webster Financial Corp.	6,456	103,877
Wintrust Financial Corp.	3,469	99,769
		2,316,839
Data Processing, Hosting and Related Services - 3.34%
Akamai Technologies, Inc. (a)	3,590	165,391
Automatic Data Processing, Inc.	25,470	983,397
Juniper Networks, Inc. (a)	12,930	351,696
Red Hat, Inc. (a)	5,570	192,443
		1,692,927
Electrical Equipment, Appliance, and Component Manufacturing - 1.84%
Emerson Electric Co.	19,940	930,201

Fabricated Metal Product Manufacturing - 0.91%
Timken Co.	14,120	461,865

Food Manufacturing - 0.41%
John B Sanfilippo & Son, Inc. (a)	16,120	206,336

Food Services and Drinking Places - 3.37%
McDonald's Corp.	16,046	1,172,321
Yum Brands, Inc.	12,780	532,926
		1,705,247
Funds, Trusts, and Other Financial Vehicles - 0.24%
Arlington Asset Investment Corp.	6,150	122,016

Furniture and Related Product Manufacturing - 0.41%
Furniture Brands International, Inc. (a)	22,192	103,193
La-Z-Boy, Inc. (a)	15,580	104,386
		207,579
General Merchandise Stores - 4.10%
Macys, Inc.	9,290	180,598
Target Corp.	11,880	607,781
Wal-Mart Stores, Inc.	25,680	1,287,595
		2,075,974
Health and Personal Care Stores - 1.62%
Express Scripts, Inc. (a)	7,916	337,221
Medco Health Solutions, Inc. (a)	11,114	483,237
		820,458
Insurance Carriers and Related Activities - 1.17%
CNO Financial Group, Inc. (a)	23,395	110,658
FBL Financial Group, Inc.	5,519	126,937
Genworth Financial, Inc. (a)	7,696	83,348
Hartford Financial Services Group, Inc.	2,320	46,771
MGIC Investment Corp. (a)	16,803	121,318
Radian Group, Inc.	15,992	101,229
		590,261
Leather and Allied Product Manufacturing - 1.17%
NIKE, Inc.	8,480	593,600

Machinery Manufacturing - 3.01%
Alamo Group, Inc.	13,210	257,595
Applied Materials, Inc.	64,440	669,532
CNH Global NV (a)	2,270	63,901
Esterline Technologies Corp. (a)	2,440	112,240
Lydall, Inc. (a)	15,150	104,383
Oil States International, Inc. (a)	4,830	199,141
Thermadyne Holdings Corp. (a)	10,710	118,131
		1,524,923
Management of Companies and Enterprises - 0.21%
American Equity Investment Life Holding Co.	11,220	106,478

Merchant Wholesalers, Durable Goods - 1.93%
Agilysys, Inc. (a)	17,310	75,125
Covidien PLC	25,460	899,757
		974,882
Mining (except Oil and Gas) - 1.38%
Coeur d'Alene Mines Corp. (a)	7,330	125,783
Newmont Mining Corp.	7,760	475,843
US Energy Corp. Wyoming (a)	24,380	98,983
		700,609
Miscellaneous Manufacturing - 2.99%
3M Co.	14,341	1,126,486
Cooper Cos, Inc.	5,060	204,120
Intuitive Surgical, Inc. (a)	308	81,629
Johnson Outdoors, Inc. (a)	10,290	102,386
		1,514,621
Miscellaneous Store Retailers - 0.22%
Ashland, Inc.	2,344	108,902

Motor Vehicle and Parts Dealers - 0.22%
Marinemax, Inc. (a)	16,680	109,421

Nonstore Retailers - 0.77%
Amazon.com, Inc. (a)	3,135	391,342

Nursing and Residential Care Facilities - 0.09%
Brookdale Senior Living, Inc. (a)	3,430	45,962

Oil and Gas Extraction - 2.65%
EOG Resources, Inc.	4,240	368,329
Harvest Natural Resources, Inc. (a)	15,710	110,127
Occidental Petroleum Corp.	5,060	369,785
Range Resources Corp.	7,120	240,727
Whiting Petroleum Corp. (a)	3,000	254,520
		1,343,488
Other Information Services - 2.02%
Google, Inc. (a)	2,276	1,024,245

Paper Manufacturing - 0.56%
Boise, Inc. (a)	21,088	145,085
Buckeye Technologies, Inc. (a)	11,638	138,260
		283,345
Petroleum and Coal Products Manufacturing - 2.01%
ConocoPhillips	17,240	903,893
Owens Corning (a)	4,160	113,152
		1,017,045
Plastics and Rubber Products Manufacturing - 0.42%
Armstrong World Industries, Inc. (a)	5,472	215,050

Primary Metal Manufacturing - 0.43%
Century Aluminum Co. (a)	13,110	131,100
Gibraltar Industries, Inc. (a)	11,465	87,134
		218,234
Professional, Scientific, and Technical Services - 4.43%
Accenture PLC	26,160	957,456
Celgene Corp. (a)	6,351	327,204
Cognizant Technology Solutions Corp. (a)	10,360	596,788
Gerber Scientific, Inc. (a)	21,640	119,669
Mastercard, Inc.	1,215	241,007
		2,242,124
Publishing Industries (except Internet) - 4.94%
Adobe Systems, Inc. (a)(b)	16,860	468,034
AH Belo Corp. (a)	17,440	116,499
Digimarc Corp. (a)	17,110	338,094
EW Scripps Co. (a)	15,583	105,808
Oracle Corp.	67,239	1,471,189
		2,499,624
Rail Transportation - 0.26%
Kansas City Southern (a)	3,866	129,782
Rental and Leasing Services - 0.56%
Exterran Holdings, Inc. (a)	8,660	191,646
Marlin Business Services Corp. (a)	9,570	93,307
		284,953
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.43%
American Capital Ltd. (a)	24,035	121,857
Asta Funding, Inc.	11,730	95,600
		217,457
Support Activities for Mining - 2.87%
Halliburton Co.	20,320	573,227
Miller Petroleum, Inc. (a)	20,100	84,018
Schlumberger Ltd. (b)	14,950	797,284
		1,454,529
Telecommunications - 2.23%
American Tower Corp. (a)	12,140	568,881
DIRECTTV (a)	14,720	558,182
		1,127,063
Transportation Equipment Manufacturing - 5.57%
Arctic Cat, Inc. (a)	12,710	88,843
Autoliv, Inc.	6,140	332,420
Boeing Co.	11,160	682,211
Federal-Mogul Corp. (a)	6,322	96,695
Ford Motor Co. (a)	29,050	327,974
Greenbrier Cos, Inc. (a)	10,340	120,668
Honeywell International, Inc.	24,800	969,432
Modine Manufacturing Co. (a)	15,080	149,895
Textron, Inc.	3,030	51,722
		2,819,860
Truck Transportation - 0.17%
PAM Transportation Services, Inc. (a)	7,700	86,317

Water Transportation - 0.21%
Royal Caribbean Cruises Ltd. (a)	4,229	103,864

Wood Product Manufacturing - 0.35%
Louisiana-Pacific Corp. (a)	26,913	179,241

TOTAL COMMON STOCKS (Cost $48,356,964)		47,650,095

REITS - 1.84%
Funds, Trusts, and Other Financial Vehicles - 0.61%
iStar Financial, Inc. (a)	25,969	90,632
Pennsylvania Real Estate Investment Trust	9,470	99,056
Resource Capital Corp.	20,386	120,685
		310,373
Real Estate - 1.23%
Ashford Hospitality Trust, Inc. (a)	15,810	126,954
CapLease, Inc.	25,126	129,148
Colonial Properties Trust	7,970	126,404
Lexington Realty Trust	19,270	128,531
One Liberty Properties, Inc.	7,760	111,278
		622,315

TOTAL REITS (Cost $882,057)		932,688

EXCHANGE TRADED FUNDS - 1.38%
Funds, Trusts, and Other Financial Vehicles - 1.38%
Ishares Russell 1000 Growth Index Fund	12,050	561,891
Ishares Russell 2000 Index Fund	2,250	135,608
TOTAL EXCHANGE TRADED FUNDS (Cost $710,786)		697,499

INVESTMENT COMPANIES - 0.71%
Funds, Trusts, and Other Financial Vehicles - 0.71%
MCG Capital Corp.	23,988	126,657
TICC Capital Corp.	25,320	231,931
TOTAL INVESTMENT COMPANIES (Cost $320,450)		358,588

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.69%
Money Market Funds - 0.69%
Wells Fargo Advantage Government Money Market Fund, 0.07%	350,581	350,581
TOTAL SHORT TERM INVESTMENTS (Cost $350,581)		350,581

Total Investments (Cost $50,620,838) - 98.71%		49,989,451
Other Assets in Excess of Liabilities - 1.29%		652,360
TOTAL NET ASSETS - 100.00%		$50,641,811

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 50,620,838
	Gross unrealized appreciation	2,396,847
	Gross unrealized depreciation	(3,028,234)
	Net unrealized depreciation	$ (631,387)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2010.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stock	$47,650,095	$-	$-	47,650,095
REITS	932,688	-	-	932,688
Exchange Traded Funds	697,499	-	-	697,499
Investment Companies	358,588	-	-	358,588
Total Equity	49,638,870	-	-	49,638,870

Short-Term Investments	350,581	-	-	350,581

Total Investments in Securities	$49,989,451	$-	$-	$49,989,451

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010